Consolidated Statements of Changes in Shareholders' Equity - ARS ($)	Total	Share Premium [Member]	Legal Reserves [Member]	Subtotal [Member]	Non-Controlling Interests [Member]	Treasury Shares [Member]	Inflation Adjustment of Share Capital and Treasury Shares [Member]	Additional Paid-in Capital from Treasury Shares [Member]	CNV 609/12 Resolution Special Reserve [Member]	Other Reserves [Member]	(Accumulated deficit)/Retained Earnings [Member]	Cost of Treasury Shares [Member]	Changes in Non-Controlling Interest [Member]	Reserve for Share-Based Payments [Member]	Reserve for Future Dividends [Member]	Currency Translation Adjustment Reserve [Member]	Hedging Instrument [Member]	Revaluation Surplus [Member]	Special Reserve [Member]	Reserve for Defined Contribution Plans [Member]	Other Reserves from Subsidiaries [Member]	Total Other reserves [Member]	Total [Member]	Warrants ii	Share Capital [Member]
Beginning balance at Jun. 30, 2018		$ 21,839,000,000	$ 728,000,000	$ 131,665,000,000	$ 124,899,000,000	$ 2,000,000	$ 20,617,000,000	$ 116,000,000	$ 14,125,000,000	$ 7,370,000,000	$ 66,293,000,000	$ (274,000,000)	$ (5,865,000,000)	$ 337,000,000	$ 2,541,000,000	$ 1,629,000,000	$ 160,000,000	$ 156,000,000	$ 8,996,000,000	$ (466,000,000)	$ 156,000,000	$ 7,370,000,000	$ 256,564,000,000		$ 575,000,000
Statement [Line Items]
Adjustments of previous years		0	0	(496,000,000)	(9,000,000)	0	0	0	0	0	(496,000,000)												(505,000,000)		0
Restated balance		21,839,000,000	728,000,000	131,169,000,000	124,890,000,000	2,000,000	20,617,000,000	116,000,000	14,125,000,000	7,370,000,000	65,797,000,000												256,059,000,000		575,000,000
Net profit/loss for the year	$ (57,634,000,000)	0	0	(54,988,000,000)	(2,646,000,000)	0	0	0		0	(54,988,000,000)												(57,634,000,000)		0
Total other comprehensive income / (loss) for the year		0	0	(1,408,000,000)	(1,634,000,000)	0	0	0	0	(1,408,000,000)			0	0	0	(1,234,000,000)	(174,000,000)	0	0	0	0	(1,408,000,000)	(3,042,000,000)		0
Total profit / (loss) and other comprehensive income for the year	(60,676,000,000)	0	0	(56,396,000,000)	(4,280,000,000)	0	0	0	0	(1,408,000,000)	(54,988,000,000)		0	0	0	(1,234,000,000)	(174,000,000)	0	0	0	0	(1,408,000,000)	(60,676,000,000)		0
Capitalization of contributions		0				0																			0
Irrevocable contributions		0	0	0	11,000,000	0	0	0	0	0													11,000,000		0
Reserve for share-based payments		0		0	97,000,000	0	0	0	0	0													97,000,000		0
Dividends distribution		0	0	(3,922,000,000)	(5,002,000,000)	0		0	0	0	(3,922,000,000)												(8,924,000,000)		0
Other changes in the equity of subsidiaries		0	0	62,000,000		0	0	0	0	0	62,000,000												62,000,000		0
Changes in non-controlling interest		0	0	(2,057,000,000)	(343,000,000)	0	0	0	0	(2,057,000,000)			(2,057,000,000)	0	0	0	0	0	0	0	0	(2,057,000,000)	(2,400,000,000)		0
Assignment of results according to A.G.O		0		0	0	0	0	0		98,302,000,000	(98,302,000,000)		0		0	0	0	0	98,302,000,000	0	0	98,302,000,000	0		0
Share-based compensation												26,000,000	0	(26,000,000)	0	0	0	0	0	0	0	0
Balance, balance at Jun. 30, 2019		21,839,000,000	728,000,000	68,856,000,000	115,373,000,000	2,000,000	20,617,000,000	116,000,000	14,125,000,000	102,207,000,000	(91,353,000,000)	(248,000,000)	(7,922,000,000)	311,000,000	2,541,000,000	395,000,000	(14,000,000)	156,000,000	107,298,000,000	(466,000,000)	156,000,000	102,207,000,000	184,229,000,000		575,000,000
Statement [Line Items]
Adjustments of previous years				(1,962,000,000)	(1,291,000,000)		0	0	0	0	(1,962,000,000)												(3,253,000,000)
Restated balance		21,839,000,000	728,000,000	66,894,000,000	114,082,000,000	2,000,000	20,617,000,000	116,000,000	14,125,000,000	102,207,000,000	(93,315,000,000)												180,976,000,000		575,000,000
Net profit/loss for the year	35,651,000,000		0	21,405,000,000	14,246,000,000	0	0	0	0		21,405,000,000		0										35,651,000,000		0
Total other comprehensive income / (loss) for the year	(1,869,000,000)	0	0	(1,478,000,000)	22,778,000,000	0	0	0	0	(1,478,000,000)	0					(1,311,000,000)	(536,000,000)	491,000,000		(122,000,000)	0	(1,478,000,000)	21,300,000,000		0
Total profit / (loss) and other comprehensive income for the year	56,951,000,000		0	19,927,000,000	37,024,000,000	0	0		0	(1,478,000,000)	21,405,000,000					(1,311,000,000)	(536,000,000)	491,000,000		(122,000,000)	0	(1,478,000,000)	56,951,000,000		0
Reserve for share-based payments		0	0	0		0	0	26,000,000	0	(26,000,000)													0		0
Dividends distribution					(3,429,000,000)		0			0													(3,429,000,000)
Changes in non-controlling interest				14,000,000	4,185,000,000		0			14,000,000													4,199,000,000
Share-based compensation												(11,000,000)		(15,000,000)									(26,000,000)
Loss absorption		0	0		0	0	0	0	0	(90,800,000,000)	90,800,000,000		0	0		0	0		(90,800,000,000)			(90,800,000,000)			0
Distribution of dividends in shares			0	(887,000,000)	0	0	0	0	0	(887,000,000)									(887,000,000)			(887,000,000)	(887,000,000)		0
Capitalization of contributions		0	0	0	47,000,000	0	0	0		0													47,000,000		0
Decrease due to loss of control (See Note 4.C)					(65,040,000,000)		0																(65,040,000,000)
Cambios en el inter?s no controlante													14,000,000									14,000,000
Other changes in equity				(143,000,000)	375,000,000					(176,000,000)	33,000,000					(176,000,000)						(176,000,000)	232,000,000
Incorporation by business combination					11,179,000,000		0	0		0													11,179,000,000
Balance, balance at Jun. 30, 2020	184,228,000,000	21,839,000,000	728,000,000	85,805,000,000	98,423,000,000	2,000,000	20,617,000,000	142,000,000	14,125,000,000	8,854,000,000	18,923,000,000	(259,000,000)	(7,908,000,000)	296,000,000	2,541,000,000	(1,092,000,000)	(550,000,000)	647,000,000	15,611,000,000	(588,000,000)	156,000,000	8,854,000,000	184,228,000,000	$ 0	575,000,000
Statement [Line Items]
Net profit/loss for the year	(37,591,000,000)	0	0	(29,929,000,000)	(7,662,000,000)	0	0	0	0	0	(29,929,000,000)												(37,591,000,000)	0	0
Total other comprehensive income / (loss) for the year	(54,000,000)	0	0	(4,881,000,000)	(6,551,000,000)	0	0	0	0	(4,881,000,000)	0	0	0	0	0	(5,288,000,000)	205,000,000	312,000,000	0	(110,000,000)	0	(4,881,000,000)	(11,432,000,000)	0	0
Total profit / (loss) and other comprehensive income for the year	(49,023,000,000)	0	0	(34,810,000,000)	(14,213,000,000)	0	0	0	0	(4,881,000,000)	(29,929,000,000)	0	0	0	0	(5,288,000,000)	205,000,000	312,000,000	0	(110,000,000)	0	(4,881,000,000)	(49,023,000,000)	0	0
Dividends distribution		0	0	0	(2,683,000,000)	0	0	0	0	0	0												(2,683,000,000)	0	0
Changes in non-controlling interest	0																0
Assignment of results according to A.G.O		0	875,000,000	0	0	0	0	0	0	15,896,000,000	(16,771,000,000)	0	0	0	0	0	0	0	15,896,000,000	0	0	15,896,000,000	0	0	0
Distribution of dividends in shares		0	0	(725,000,000)	0	0	0	0	0	0	(725,000,000)												(725,000,000)	0	0
Decrease due to loss of control (See Note 4.C)		0	0	0	(62,519,000,000)	0	0	0	0	0	0												(62,519,000,000)	0	0
Other changes in equity		0		7,857,000,000	958,000,000	0	0	0		7,857,000,000		0	(80,000,000)	0	0	7,029,000,000	(301,000,000)	544,000,000	0	825,000,000	(160,000,000)	7,857,000,000	8,815,000,000	0	0
Reserve for share-based payments, amount		0	0	0	0	0	0	6,000,000	0	(6,000,000)	0	2,000,000	0	(8,000,000)	0	0	0	0	0	0	0	(6,000,000)	0	0	0
Issuance of shares		2,270,000,000	0	4,132,000,000	0	0	3,000,000	0	0	0	0												4,132,000,000	1,779,000,000	80,000,000
Capitalisation of irrevocable contributions		0	0	0	51,000,000	0	0	0	0	0	0												51,000,000	0	0
Balance, balance at Jun. 30, 2021	$ 82,724,000,000	$ 24,109,000,000	$ 1,603,000,000	$ 61,832,000,000	$ 20,892,000,000	$ 2,000,000	$ 20,620,000,000	$ 148,000,000	$ 14,125,000,000	$ 27,293,000,000	$ (28,502,000,000)	$ (257,000,000)	$ (8,415,000,000)	$ 288,000,000	$ 2,541,000,000	$ 649,000,000	$ 646,000,000	$ 1,503,000,000	$ 31,507,000,000	$ 127,000,000	$ (4,000,000)	$ 27,293,000,000	$ 82,724,000,000	$ 1,779,000,000	$ 655,000,000